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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment No. _______________________________

   This Amendment (check one only):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Waddell & Reed Financial Services, Inc.

Address: 6300 Lamar Avenue
         Overland Park, KS  66202

Form 13F File Number: 28-7594

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    Kristen A. Richards

Title:   Attorney-In-Fact

Phone:   (913) 236-1923

Signature, Place and Date of Signing:

 /s/ Kristen A. Richards      Overland Park, Kansas    November 14, 2011
_________________________

Report Type (check only one):

[_] 13F HOLDINGS. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number      Name

     28-7592                   Waddell & Reed Financial, Inc.

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